Expenses by nature	12 Months Ended
Dec. 31, 2023
Expenses by nature
Expenses by nature

7    Expenses by nature

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Technology service fees	2,021,238	2,261,498	1,689,549
Employee benefit expenses (Note 8)	1,629,375	1,601,989	1,302,848
Outsourcing labor costs	437,081	528,582	426,148
Amortization of intangible assets (Note 14)	302,774	162,121	126,433
Depreciation of property and equipment (Note 13)	135,975	119,309	74,908
Purchase costs of products	176,224	183,956	60,902
Business origination fees to channel partners	276,966	251,427	53,419
Travelling expenses	76,987	38,873	40,633
Marketing and advertising fees	110,775	50,246	38,183
Professional service fees	48,001	50,596	32,564
Auditor’s remuneration
—Audit related	14,657	16,501	17,961
—Non-audit	1,957	3,150	1,693
Impairment loss of intangible assets (Note 14)	5,646	10,208	5,851
Listing expenses	12,467	69,857	—
Others	228,666	134,431	182,533
Total cost of revenue, research and development expenses, selling and marketing expenses, general and administrative expenses	5,478,789	5,482,744	4,053,625

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Research and development costs
- Employee benefit expenses	514,456	469,320	351,475
- Technology service fees	859,324	946,700	597,244
- Amortization of intangible assets	3,396	6,282	4,438
- Depreciation of property and equipment	11,182	14,168	7,023
- Impairment loss of intangible assets	3,747	3,837	2,004
- Others	23,200	22,334	14,726
Amounts incurred	1,415,305	1,462,641	976,910

Less: capitalized
- Employee benefit expenses	(45,016)	(19,827)	(3,892)
- Technology service fees	(17,271)	(25,123)	(17,817)
	(62,287)	(44,950)	(21,709)
	1,353,018	1,417,691	955,201